Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SEMPRA
Amendment Flag	false
Entity Central Index Key	0001032208
Sempra Savings Plan 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SEMPRA
Amendment Flag	false
Entity Central Index Key	0001032208
San Diego Gas & Electric Company Savings Plan 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SEMPRA
Amendment Flag	false
Entity Central Index Key	0001032208
Southern California Gas Company Retirement Savings Plan 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SEMPRA
Amendment Flag	false
Entity Central Index Key	0001032208